Eaton Vance

Municipal Bond Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$15,214,252

Total Corporate Bonds & Notes — 1.5% (identified cost $13,890,000)		$15,214,252

Tax-Exempt Investments — 163.0%
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$702,926
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	350	460,383
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,964,319

		$7,127,628

Education — 11.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,475,990
District of Columbia, (KIPP DC), 4.00%, 7/1/39	275	308,778
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	299,300
District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	423,793
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.25%, 9/1/33	4,550	4,926,421
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	11,553,539
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,849,023
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,559,334
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,513,618
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,566,672
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	11,648,300
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	1,675	2,161,554
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,125	1,443,960
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,827,215
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	548,125
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,633,163
State Public School Building Authority, PA, (Northampton County Area Community College), Prerefunded to 3/1/21, 5.50%, 3/1/31	750	756,263
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,796,200
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	9,009,000
University of Michigan, 5.00%, 4/1/40(1)	15,000	18,076,200
University of Michigan, 5.00%, 4/1/48(1)	3,500	4,369,225

		$119,745,673

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 5.7%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,650	$3,015,965
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,339,000
Michigan Public Power Agency, 5.00%, 1/1/43	700	723,961
New York Power Authority, 4.00%, 11/15/50(1)	12,500	14,773,875
Omaha Public Power District, NE, 5.00%, 2/1/40(1)	16,000	18,332,160
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	12,524,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,653,800

		$58,362,861

Escrowed/Prerefunded — 13.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 3/1/21, 5.25%, 3/1/27	$1,000	$1,007,930
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 3/1/21, 5.25%, 3/1/28	1,770	1,784,036
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	9,992,385
Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	750	787,500
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,361,100
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	13,800	14,298,318
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	15,213,688
New York, NY, Prerefunded to 10/1/22, 5.00%, 10/1/32	10,000	10,838,300
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,750	2,765,098
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	12,215,100
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,158,500
Oregon, Prerefunded to 8/1/21, 5.00%, 8/1/35(1)	6,750	6,938,730
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, Prerefunded to 9/1/21, 5.00%, 9/1/36	4,110	4,240,287
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,209,200
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	15,411,910
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), Prerefunded to 11/15/21, 5.00%, 11/15/41(1)	11,500	11,977,710

		$138,199,792

General Obligations — 29.4%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,764,402
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,567,440
California, 5.00%, 10/1/33(1)	18,800	21,954,453
California, 5.00%, 8/1/46(1)	15,000	18,323,100
Chicago, IL, 5.00%, 1/1/44	19,880	21,824,860
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,778,513
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	6,500	9,327,760
District of Columbia, 5.00%, 6/1/43(1)	12,000	15,163,200
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,568,829
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	24,370,600
Illinois, 4.00%, 11/1/38	13,000	14,014,910
Illinois, 4.00%, 11/1/40	2,000	2,146,460
Illinois, 5.50%, 5/1/39	810	980,870
Illinois, 5.75%, 5/1/45	830	1,008,907
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,625,881
Klein Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/1/21, 5.00%, 2/1/36(1)	2,000	2,007,100

Security	Principal Amount (000’s omitted)	Value
Massachusetts, 5.00%, 9/1/38(1)	$18,500	$23,693,135
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/27	260	260,889
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,524,700
Ohio, 5.00%, 2/1/37(1)	2,225	2,691,382
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,231,600
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,504,847
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	4,062,339
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,343,340
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,576,516
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	12,292,500
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,654,455
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,738,152
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	714,280
Washington, 4.00%, 7/1/28(1)	10,000	10,546,000
Washington, 5.00%, 2/1/35(1)	23,500	26,634,430
Washington, 5.00%, 2/1/38(1)	10,000	12,657,000
Washington, 5.00%, 6/1/38(2)	1,540	2,038,159
Washington, 5.00%, 6/1/40(2)	2,500	3,275,075
Wayland, MA, Prerefunded to 2/1/21, 5.00%, 2/1/33	340	341,207
Wayland, MA, Prerefunded to 2/1/21, 5.00%, 2/1/36	510	511,811
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	24,206,125
Winchester, MA, 5.00%, 4/15/36	160	161,914

		$302,087,141

Hospital — 12.4%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$1,013,040
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/50	1,795	2,144,738
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	6,072,820
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	269,203
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	13,714,942
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,690,908
Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	764,370
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	280,908
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,706,185
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,470,386
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	11,618,900
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	289,345
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,933,100
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,807,393
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,002,580
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	9,026,815
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	514,695
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	755	777,189
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	532,345
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	150,628

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	$1,750	$2,111,270
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,560,550
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	615,104
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	178,893
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,847,200
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,123,370
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	3,000	3,340,920
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	14,217,720
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	15,166,401
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,930,176
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	8,537,221

		$127,409,315

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$176,614
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	1,350	1,411,155
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,089,110

		$2,676,879

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,840	$5,020,822

		$5,020,822

Insured-Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$713,909

		$713,909

Insured-Education — 2.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,093,519
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,492,093
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	1,092,075
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	23,151,990

		$26,829,677

Insured-Electric Utilities — 2.4%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,252,328
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,552,963
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	658,200
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	5,640	6,222,725
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,686,150
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,133,456
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,530	1,611,549

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$525,334
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	1,085	1,163,988

		$24,806,693

Insured-Escrowed/Prerefunded — 1.8%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$570,340
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	13,108,720
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	750	833,175
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,559,696
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,587,856

		$18,659,787

Insured-General Obligations — 8.6%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$13,600	$14,811,216
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,382,800
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	11,853,410
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	832,790
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	9,541,055
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,909,560
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,524,798
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,695,796
McKeesport School District, PA, (NPFG), 0.00%, 10/1/21	2,555	2,542,404
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	14,439,216
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,179,200
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	2,015,188
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	551,235

		$88,278,668

Insured-Hospital — 0.0%(3)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,025

		$298,025

Insured-Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,904,780
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	643,995

		$3,548,775

Insured-Other Revenue — 1.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$11,669,446
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/36	1,110	1,218,403
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49	2,615	2,749,594

		$15,637,443

Insured-Special Tax Revenue — 5.8%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/21	$1,000	$993,780
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/23	1,245	1,216,153
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	3,665	3,536,065
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,059,667

Security	Principal Amount (000’s omitted)	Value
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$750	$990,210
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	26,432,280
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (AGC), 0.00%, 7/1/26	420	394,086
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (AGC), 0.00%, 7/1/27	1,120	1,028,026
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,569,332
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,725,520

		$59,945,119

Insured-Transportation — 7.8%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,719,375
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,260	1,368,990
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	2,200	2,392,522
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,750	1,899,870
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,115	1,211,146
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,247,026
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	10,169,298
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,748,754
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,959,500
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	6,473,594
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,341,770
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,514,895
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,804,569
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	904,520
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,535,225
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	484,453
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,437,623

		$80,213,130

Insured-Water and Sewer — 4.6%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$13,436,653
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,566,000
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,758,835
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,544,780
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,713,166
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,717,170
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,845	3,251,608
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,435	2,776,679
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,970	3,376,860
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,435	2,758,709
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,075,524

		$46,975,984

Lease Revenue/Certificates of Participation — 2.7%
Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,200	$2,633,202
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	24,598,787

		$27,231,989

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.4%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,003,485
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,455	1,471,499
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,960	2,101,473

		$14,576,457

Senior Living/Life Care — 0.9%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.125%, 11/15/40	$240	$259,005
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	171,627
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	563,194
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,471,070
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	332,078
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	704,005
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	1,102,190
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	2,937,722
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	240,214

		$8,781,105

Special Tax Revenue — 19.8%
Allegheny County Port Authority, PA, Prerefunded to 3/1/21, 5.75%, 3/1/29	$1,500	$1,513,110
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	14,425	17,441,123
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	12,224,600
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	450	551,106
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,183,742
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,705,000
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,927,300
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,399,937
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,383,767
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,053,090
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	24,195,560
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,830,345
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,468,900
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	11,424,500
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	5,000	5,681,600
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	3,120	3,613,834
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	20,947,400
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,714,050
New York Dormitory Authority, Personal Income Tax Revenue, 3.00%, 3/15/41	5,000	5,428,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	10,880,600
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	15,712,340
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	6,000	7,448,160
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,183,572
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,798,950

		$203,711,086

Transportation — 15.4%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,150,530
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,468,533

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,845	$4,332,277
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	5,940	6,685,648
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	10,124,134
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,150	1,422,401
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	4,575	5,552,311
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,777,400
Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	12,425	14,698,278
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	12,044,700
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,280,421
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	2,108,438
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	142,607
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,740	3,248,243
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,529,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,133,100
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,174,024
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)	10,000	12,431,700
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,108,948
Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	14,000	16,173,780
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	16,400	18,259,760
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,173,754
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	3,750	4,548,525
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	9,799,715
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,987,725

		$158,356,752

Water and Sewer — 13.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,710,600
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	5,900	7,362,020
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	25,000	29,743,250
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	18,274,800
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	11,808,200
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,093,850
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,445,040
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,422,825
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,434,316
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,676,500
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	1,000	1,072,760
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	258,707
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,463,783
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	3,415,765
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,526,065

		$136,708,481

Total Tax-Exempt Investments — 163.0% (identified cost $1,503,161,622)		$1,675,903,191

Total Investments — 164.5% (identified cost $1,517,051,622)		$1,691,117,443

Security	Value
Other Assets, Less Liabilities — (64.5)%	$(662,819,619)

Net Assets — 100.0%	$1,028,297,824

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.8%
Others, representing less than 10% individually	84.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued/delayed delivery security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $332,078 or less than 0.05% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$15,214,252	$—	$15,214,252
Tax-Exempt Investments	—	1,675,903,191	—	1,675,903,191
Total Investments	$—	$1,691,117,443	$—	$1,691,117,443

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.